Shareholders' Equity (Details) - USD ($)			6 Months Ended	12 Months Ended
	May 15, 2025	Nov. 15, 2024	Jan. 31, 2026	Jul. 31, 2025	Jan. 31, 2025	Jul. 31, 2024
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized	280,000,000	500,000,000
Ordinary shares par value (in Dollars per share)	$ 0.0001	$ 0.0001
Number of ordinary shares	1	1
Number of vote	one
Capital reserve (in Dollars)			$ 37,389,386	$ 27,648,057	$ 23,939,319	$ 23,839,454
Percentage of registered capital			3077.00%	3077.00%
Net assets (in Dollars)			$ 1,554,731		$ 1,554,731
Japan, Yen
Shareholders’ Equity [Line Items]
Capital reserve (in Dollars)			$ 69,500,000	$ (673,339)
Class A Ordinary Share [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized	200,000,000		200,000,000	200,000,000
Ordinary shares par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Ordinary shares, shares issued	48,000,000		50,400,000	48,000,000
Class B Ordinary Share [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized	19,999,999		20,000,000	20,000,000
Ordinary shares par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Ordinary shares, shares issued	1		12,000,000	12,000,000
Class B Ordinary Share [Member] | Mr. Sasaki. [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued	11,999,999